UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21532

Frank Funds

(Exact name of registrant as specified in charter)

6 Stacy Court

Parsippany, New Jersey 07054

(Address of principal executive offices)

 (Zip code)

Alfred C. Frank

Frank Capital Partners LLC

6 Stacy Court

Parsippany, New Jersey 07054

(Name and address of agent for service)

Copies to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio 45202

Registrant's telephone number, including area code: 973-887-7698

Date of fiscal year end: June 30

Date of reporting period: June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Frank Value Fund

4 KIDS ENTERTAINMENT, INC.

Ticker Symbol:KDE	Cusip Number: 350865101
Record Date: 4/11/2005	Meeting Date: 5/26/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	PROPOSAL TO APPROVE THE RATIFICATION OF THE APPOINTMENT OF INDEPENDENT AUDITORS	FOR	ISSUER	FOR	WITH
3	PROPOSAL TO APPROVE THE 2005 LONG-TERM INCENTIVE COMPENSATION PLAN	AGAINST	ISSUER	FOR	AGAINST

ADESA, INC.

Ticker Symbol:KAR	Cusip Number: 00686U104
Record Date: 3/18/2005	Meeting Date: 5/17/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITORS	FOR	ISSUER	FOR	WITH

AMERICAN HOME MORTGAGE INVESTMENT CORP.

Ticker Symbol:AHM	Cusip Number: 02660R107
Record Date: 5/12/2005	Meeting Date: 6/14/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF INDEPENDENT AUDITORS	FOR	ISSUER	FOR	WITH
3	AMENDMENTS TO THE 1999 OMNIBUS STOCK INCENTIVE PLAN	AGAINST	ISSUER	FOR	AGAINST

ARCH CAPITAL GROUP LTD.

Ticker Symbol:ACGL	Cusip Number: G0450A105
Record Date: 3/21/2005	Meeting Date: 4/28/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	TO APPROVE THE 2005 LONG TERM INCENTIVE AND SHARE AWARD PLAN	AGAINST	ISSUER	FOR	AGAINST
3	TO RATIFY THE SELECTION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	FOR	ISSUER	FOR	WITH

ATARI, INC.

Ticker Symbol:ATAR	Cusip Number: 04651M105
Record Date: 7/26/2004	Meeting Date: 9/14/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	APPROVAL OF AMENDMENTS TO 2000 STOCK INCENTIVE PLAN	AGAINST	ISSUER	FOR	AGAINST
3	APPROVAL OF AUDITORS	FOR	ISSUER	FOR	WITH

CHAMPPS ENTERTAINMENT, INC.

Ticker Symbol:CMPP	Cusip Number: 158787101
Record Date: 10/8/2004	Meeting Date: 12/1/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH

CIRCUIT CITY STORES, INC.

Ticker Symbol:CC	Cusip Number: 172737108
Record Date: 4/25/2005	Meeting Date: 6/21/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	APPROVAL OF THE AMENDED AND RESTATED 2003 STOCK INCENTIVE PLAN	AGAINST	ISSUER	FOR	AGAINST
3	APPROVAL OF THE INTERTAN CANADA, LTD. STOCK PURCHASE PROGRAM	AGAINST	ISSUER	FOR	AGAINST
4	RATIFICATION OF THE APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	FOR	ISSUER	FOR	WITH

CONCORD CAMERA CORP.

Ticker Symbol:LENS	Cusip Number: 206156101
Record Date: 12/8/2004	Meeting Date: 2/3/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	FOR	ISSUER	FOR	WITH

CREDENCE SYSTEMS CORPORATION

Ticker Symbol:CMOS	Cusip Number: 225302108
Record Date: 2/11/2005	Meeting Date: 3/23/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	TO ADOPT THE 2005 STOCK INCENTIVE PLAN	AGAINST	ISSUER	FOR	AGAINST
3	TO RATIFY THE APPOINTMENT OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	FOR	ISSUER	FOR	WITH

ESPEED, INC.

Ticker Symbol:ESPD	Cusip Number: 296643109
Record Date: 5/2/2005	Meeting Date: 6/16/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH

FREESCALE SEMICONDUCTOR, INC.

Ticker Symbol:FSL	Cusip Number: 35687M107
Record Date: 3/1/2005	Meeting Date: 4/29/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	TO APPROVE AMENDMENTS TO AMENDED AND RESTATED CERTIFICATE OF INCORPORATION	FOR	ISSUER	FOR	WITH
3	TO APPROVE AMENDMENTS TO AMENDED AND RESTATED BY-LAWS	FOR	ISSUER	FOR	WITH
4	TO APPROVE OMNIBUS INCENTIVE PLAN OF 2005	AGAINST	ISSUER	FOR	AGAINST
5	TO RATIFY THE APPOINTMENT OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	FOR	ISSUER	FOR	WITH

HIGHLAND HOSPITALITY CORP.

Ticker Symbol:HIH	Cusip Number: 430141101
Record Date: 3/24/2005	Meeting Date: 5/19/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH

IDT CORPORATION

Ticker Symbol:IDT	Cusip Number: 448947309
Record Date: 10/21/2004	Meeting Date: 12/15/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	APPROVAL OF AN AMENDMENT TO THE COMPANY'S 1996 STOCK OPTION AND INCENTIVE PLAN	AGAINST	ISSUER	FOR	AGAINST
3	RATIFICATION OF THE APPOINTMENT OF INDEPENDENT AUDITORS	FOR	ISSUER	FOR	WITH

INSTINET GROUP INCORPORATED

Ticker Symbol:INGP	Cusip Number: 457750107
Record Date: 3/18/2005	Meeting Date: 5/16/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	SPLIT	ISSUER	FOR	WITH/AGAINST
2	RATIFY THE APPOINTMENT OF INDEPENDENT AUDITORS	FOR	ISSUER	FOR	WITH
3	APPROVE THE 2005 ANNUAL CASH INCENTIVE PLAN	AGAINST	ISSUER	FOR	AGAINST

JACOBS ENGINEERING GROUP INC.

Ticker Symbol:JEC	Cusip Number: 469814107
Record Date: 1/3/2005	Meeting Date: 2/8/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	TO APPROVE THE AMENDMENT TO THE 1999 STOCK INCENTIVE PLAN	FOR	ISSUER	FOR	WITH
3	TO APPROVE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	FOR	ISSUER	FOR	WITH

LIBERTY MEDIA INTERNATIONAL, INC.

Ticker Symbol:LBTYA	Cusip Number: 530719103
Record Date: 5/3/2005	Meeting Date: 6/15/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	ADOPTION OF THE AGREEMENT AND PLAN OF MERGER	FOR	ISSUER	FOR	WITH
3	APPROVAL OF THE 2004 INCENTIVE PLAN	FOR	ISSUER	FOR	WITH
4	RATIFICATION OF INDEPENDENT AUDITOR	FOR	ISSUER	FOR	WITH

MI DEVELOPMENTS INC.

Ticker Symbol:MIM	Cusip Number: 55304X104
Record Date: 3/16/2005	Meeting Date: 5/4/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	AGAINST	ISSUER	FOR	AGAINST
2	RE-APPOINTMENT OF AUDITOR	FOR	ISSUER	FOR	WITH
3	RESOLUTION DIRECTING BOARD OF DIRECTORS TO CONSIDER AND IMPLEMENT A SPIN-OFF OR SALE OF THE CORPORATION'S INTEREST IN MAGNA ENTERTAINMENT CORP.	FOR	STOCKHOLDER	AGAINST	AGAINST
4	RESOLUTION DIRECTING THE BOARD OF DIRECTORS TO CONSIDER, AND IF DEEMED FEASIBLE, SELECT THE MOST APPROPRIATE METHOD TO CONVERT THE CORPORATION INTO AN INCOME-ORIENTED REAL ESTATE INVESTMENT VEHICLE	FOR	STOCKHOLDER	AGAINST	AGAINST

MI DEVELOPMENTS INC.

Ticker Symbol:MIM	Cusip Number: 55304X104
Record Date: 3/16/2005	Meeting Date: 5/4/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	AGAINST	ISSUER	FOR	AGAINST
2	RE-APPOINTMENT OF AUDITORS	FOR	ISSUER	FOR	WITH
3	MEC SEPARATION RESOLUTION	FOR	STOCKHOLDER	AGAINST	AGAINST
4	REIT CONVERSION RESOLUTION	FOR	STOCKHOLDER	AGAINST	AGAINST

NATIONAL HOME HEALTH CARE CORP.

Ticker Symbol:NHHC	Cusip Number: 636380107
Record Date: 11/1/2004	Meeting Date: 12/6/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF THE APPOINTMENT OF INDEPENDENT AUDITORS	FOR	ISSUER	FOR	WITH

QUANTA SERVICES, INC.

Ticker Symbol:PWR	Cusip Number: 74762E102
Record Date: 3/28/2005	Meeting Date: 5/26/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF THE APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	FOR	ISSUER	FOR	WITH

SUPERIOR INDUSTRIES INTERNATIONAL, INC.

Ticker Symbol:SUP	Cusip Number: 868168105
Record Date: 3/28/2005	Meeting Date: 5/13/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	APPROVAL OF AN INCENTIVE BONUS PLAN FOR STEVEN J. BORICK	FOR	ISSUER	FOR	WITH

TELEWEST GLOBAL, INC.

Ticker Symbol:TLWT	Cusip Number: 87956T107
Record Date: 4/1/2005	Meeting Date: 5/9/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF THE APPOINTMENT OF INDEPENDENT AUDITORS	FOR	ISSUER	FOR	WITH
3	APPROVAL OF LONG-TERM INCENTIVE PLAN	FOR	ISSUER	FOR	WITH

TELLABS, INC.

Ticker Symbol:TLAB	Cusip Number: 879664100
Record Date: 2/22/2005	Meeting Date: 4/21/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	APPROVAL OF 2005 EMPLOYEE STOCK PURCHASE PLAN	FOR	ISSUER	FOR	WITH
3	RATIFICATION OF AUDITORS	FOR	ISSUER	FOR	WITH

UTSTARCOM, INC.

Ticker Symbol:UTSI	Cusip Number: 918076100
Record Date: 3/14/2005	Meeting Date: 5/13/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	ADOPTION OF THE 2005 EQUITY INCENTIVE PLAN	AGAINST	ISSUER	FOR	AGAINST
3	RATIFY THE APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	FOR	ISSUER	FOR	WITH

VIAD CORP.

Ticker Symbol:VVI	Cusip Number: 92552R406
Record Date: 3/23/2005	Meeting Date: 5/17/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFY THE APPOINTMENT OF INDEPENDENT AUDITORS	FOR	ISSUER	FOR	WITH

WASHINGTON GROUP INTERNATIONAL, INC.

Ticker Symbol:WGII	Cusip Number: 938862208
Record Date: 3/31/2005	Meeting Date: 5/19/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	TO RATIFY THE AUDIT REVIEW COMMITTEE'S APPOINTMENT OF INDEPENDENT AUDITOR	FOR	ISSUER	FOR	WITH

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frank Funds

By /s/Alfred C. Frank

* Alfred C. Frank

President

By /s/Brian J. Frank

* Brian J. Frank

Treasurer

Date: August 29, 2005

*Print the name and title of each signing officer under his or her signature.